Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Financial Information of Material Non-Controlling Interest
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2021	31 December 2020	31 December 2021	31 December 2020
Summarized balance sheet information
Current assets	6 922	6 801	3 161	2 332
Non-current assets	17 915	17 291	13 464	13 857
Current liabilities	6 965	6 442	4 691	4 637
Non-current liabilities	2 817	3 188	851	809
Equity attributable to equity holders	14 809	14 204	11 013	10 685
Non-controlling interests	246	257	70	58

	Ambev			Budweiser APAC
Million US dollar	2021	2020	2019 1	2021	2020	2019 2
Summarized income statement and other comprehensive income information
Revenue	13 570	11 373	13 196	6 788	5 588	6 546
Net income	2 444	2 286	3 093	981	537	908

Attributable to:
Equity holders	2 360	2 217	2 989	950	514	898
Non-controlling interests	84	69	104	31	23	10

Net income	2 444	2 286	3 093	981	537	908
Other comprehensive income	629	1 467	(193)	(289)	635	(229)
Total comprehensive income	3 074	3 753	2 900	692	1 172	679

Attributable to:
Equity holders	2 970	3 647	2 801	660	1 147	665
Non-controlling interests	104	106	99	32	25	14

Summarized cash flow information
Cash flow from operating activities	4 266	3 673	4 664	1 903	1 301	1 379
Cash flow from investing activities	(1 441)	(1 325)	(1 228)	(731)	(572)	(743)
Cash flow from financing activities	(2 988)	(1 676)	(3 117)	(464)	(432)	(1 349)

Net increase/(decrease) in cash and cash equivalents	(163)	673	319	708	297	(713)